SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

30. SUBSEQUENT EVENTS

On January 9, 2014, Xiaopengzu sold power generation assets to IEL for US$5,249 and simultaneously leased back the assets for five years at a quarterly lease payment of US$311. The implicit interest rate on the lease payments is 6.72% per annum which is determined based on 0.32% above the benchmark interest rate announced by the People’s Bank of China for 3 to 5 years loans.

On January 9, 2014 and January 10, 2014, the Group obtained short-term loans amounting to US$1,476 (RMB9,000) and US$328 (RMB2,000), respectively, from Agriculture Bank of China. The loans bear interest at 7.8% per annum which is 1.8% above the benchmark interest rate announced by the People’s Bank of China.

On January 13, 2014, the Company entered into a definitive agreement and plan of merger with various parties pursuant to which CPT Wyndham Holdings Ltd. will acquire the Company for US$1.17 per ordinary share and US$3.51 per ADS, through the merger of its wholly owned acquisition subsidiary, CPT Wyndham Sub Ltd., with and into the Company. On February 7, 2014, the Company filed a going private transaction statement on Schedule 13E-3 with the SEC.

On January 14, 2014, the Group obtained a long-term loan amounting to US$4,100 (RMB25,000) from the Rural Credit Cooperative Union with repayment dates ranging from year 2015 to year 2018. The loan bears interest at 9% per annum which is 2.6% above the benchmark interest rate announced by the People’s Bank of China for 3 to 5 years loans.

On March 5, 2014, the Group obtained a long-term loan amounting to US$13,613 (RMB83,000) from Bank of China with repayment dates ranging from year 2014 to year 2021. The loan bears interest at 6.8775% per annum which is 0.3275% above the benchmark interest rate announced by the People’s Bank of China for loans over 5 years.

On March 18, 2014 the Group received insurance recovery on damage of Liyuan plant amounting to US$955 (RMB5,822) from BOC Insurance Sichuan Branch.